Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Accumulated Losses [Member]
Balance, beginning of period at Dec. 31, 2015	SFr 71,043	SFr 928	SFr 110,496	SFr (40,381)
Net loss for the period	(7,096)	0	0	(7,096)
Other comprehensive loss	(761)	0	0	(761)
Total comprehensive loss, net of tax	(7,857)	0	0	(7,857)
Share-based payments	1,317	0	0	1,317
Preferred Series E extension shares	13,205	28	13,177	0
Proceeds from IPO net of underwriting fees	69,388	138	69,250	0
Issuance of shares:
Exercise of options	301	41	260	0
Transaction costs	(5,017)	0	(5,017)	0
Balance, end of period at Dec. 31, 2016	142,380	1,135	188,166	(46,921)
Net loss for the period	(26,411)	0	0	(26,411)
Other comprehensive loss	(780)	0	0	(780)
Total comprehensive loss, net of tax	(27,191)	0	0	(27,191)
Share-based payments	1,579	0	0	1,579
Proceeds from IPO net of underwriting fees	0
Issuance of shares:
Restricted Share Awards	0	0	74	(74)
Exercise of options	71	12	59	0
Balance, end of period at Dec. 31, 2017	116,839	1,147	188,299	(72,607)
Net loss for the period	(50,951)	0	0	(50,951)
Other comprehensive loss	(302)	0	0	(302)
Total comprehensive loss, net of tax	(51,253)	0	0	(51,253)
Share-based payments	2,518	0	0	2,518
Proceeds from IPO net of underwriting fees	111,529	200	111,329	0
Issuance of shares:
Restricted Share Awards	1	1	535	(535)
Exercise of options	4	3	1	0
Transaction costs	(2,015)	0	(2,015)	0
Balance, end of period at Dec. 31, 2018	SFr 177,623	SFr 1,351	SFr 298,149	SFr (121,877)